Deferred charges, net (Details)	6 Months Ended
Jun. 30, 2020 USD ($)
Deferred charges, net [Abstract]
Balance at beginning of period	$ 0
Additions	564,766
Amortization	(33,692)
Balance at end of period	$ 531,074